Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenues	¥ 3,330,831	¥ 2,874,821	¥ 2,814,361
Interest expense	193,889	169,051	188,328
Costs of operating leases	411,939	394,821	356,760
Life insurance costs	479,937	384,753	433,863
Costs of Goods and Real Estate Sold	331,988	271,833	268,627
Services Expense	634,329	604,145	560,101
Selling, general and administrative expenses	711,775	646,054	627,633
Total Segment Expenses	2,874,583	2,542,995	2,453,648
Equity in Net income (Loss) of equity method investments and others	123,872	57,182	36,774
Segment profits	456,248	331,826	360,713
Other significant non-cash items:
Depreciation and amortization	404,791	399,527	364,242
Increase in policy liabilities and policy account balances	395,623	268,258	186,193
Bargain Purchase Gain	0	3,750	0
Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	641,185	624,444	535,490
Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	640,159	515,259	558,923
Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	442,586	373,155	373,914
Services income
Segment Reporting Information [Line Items]
Revenues	1,112,383	1,019,283	965,010
Asia and Australia
Other significant non-cash items:
Bargain Purchase Gain		3,750
Operating Segment
Segment Reporting Information [Line Items]
Finance revenues	367,141	329,677	350,231
Revenues	3,326,146	2,871,405	2,804,921
Interest expense	170,167	136,966	122,909
Costs of operating leases	409,019	391,591	353,820
Life insurance costs	480,603	384,910	433,827
Costs of Goods and Real Estate Sold	330,001	270,221	265,611
Services Expense	634,308	605,625	557,505
Other (income) and expense	60,614	26,230	3,945
Selling, general and administrative expenses	680,118	614,256	598,774
Provision for credit losses, and write-downs of long-lived assets and securities	51,923	45,211	23,008
Total Segment Expenses	2,816,753	2,475,010	2,359,399
Equity in Net income (Loss) of equity method investments and others	223,204	148,273	115,999
Segment profits	732,597	544,668	561,521
Other significant non-cash items:
Depreciation and amortization	398,983	393,892	358,825
Increase in policy liabilities and policy account balances	395,623	268,258	186,193
Bargain Purchase Gain	0	3,750	0
Impairment of goodwill and intangible assets	57,444	14,295	0
Expenditures for long-lived assets	803,190	836,320	664,569
Operating Segment | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	129,054	14,444	31,986
Operating Segment | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	635,142	619,417	530,607
Operating Segment | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	642,904	518,084	561,533
Operating Segment | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	439,529	370,483	368,927
Operating Segment | Services income
Segment Reporting Information [Line Items]
Revenues	1,112,376	1,019,300	961,637
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Finance revenues	68,600	63,271	61,428
Revenues	487,842	460,699	444,959
Interest expense	12,025	7,306	5,418
Costs of operating leases	211,610	201,286	192,850
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	3,778	3,335	3,234
Services Expense	61,398	57,372	58,896
Other (income) and expense	18,505	18,305	14,896
Selling, general and administrative expenses	88,127	89,599	88,621
Provision for credit losses, and write-downs of long-lived assets and securities	3,348	2,199	960
Total Segment Expenses	398,791	379,402	364,875
Equity in Net income (Loss) of equity method investments and others	11,689	9,032	3,160
Segment profits	100,740	90,329	83,244
Other significant non-cash items:
Depreciation and amortization	168,128	158,166	153,208
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	237,759	211,006	184,794
Operating Segment | Corporate Financial Services and Maintenance Leasing | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	1,639	2,647	2,626
Operating Segment | Corporate Financial Services and Maintenance Leasing | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	301,626	282,433	266,871
Operating Segment | Corporate Financial Services and Maintenance Leasing | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	4,689	4,202	3,934
Operating Segment | Corporate Financial Services and Maintenance Leasing | Services income
Segment Reporting Information [Line Items]
Revenues	111,288	108,146	110,100
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Finance revenues	5,052	4,860	6,134
Revenues	530,901	497,780	471,692
Interest expense	5,721	2,616	3,016
Costs of operating leases	24,962	24,167	24,972
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	108,329	89,593	90,931
Services Expense	275,837	264,952	248,195
Other (income) and expense	(2,512)	1,664	722
Selling, general and administrative expenses	46,996	43,405	41,542
Provision for credit losses, and write-downs of long-lived assets and securities	878	3,098	1,285
Total Segment Expenses	460,211	429,495	410,663
Equity in Net income (Loss) of equity method investments and others	7,819	2,256	6,026
Segment profits	78,509	70,541	67,055
Other significant non-cash items:
Depreciation and amortization	19,797	18,992	18,376
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	65,955	78,824	57,828
Operating Segment | Real Estate | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	953	1,282	857
Operating Segment | Real Estate | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	52,300	61,321	50,205
Operating Segment | Real Estate | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Real Estate | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	126,074	107,859	111,013
Operating Segment | Real Estate | Services income
Segment Reporting Information [Line Items]
Revenues	346,522	322,458	303,483
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Finance revenues	15,243	12,140	6,679
Revenues	441,953	377,931	379,168
Interest expense	5,321	3,833	2,978
Costs of operating leases	23,331	26,389	26,244
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	212,658	173,652	168,404
Services Expense	59,934	48,890	58,677
Other (income) and expense	(3,460)	10,622	(2,330)
Selling, general and administrative expenses	92,620	88,370	89,864
Provision for credit losses, and write-downs of long-lived assets and securities	8,044	1,743	366
Total Segment Expenses	398,448	353,499	344,203
Equity in Net income (Loss) of equity method investments and others	82,106	74,440	9,002
Segment profits	125,611	98,872	43,967
Other significant non-cash items:
Depreciation and amortization	20,049	25,053	26,644
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	1,092	11,149	0
Expenditures for long-lived assets	16,874	14,594	20,345
Operating Segment | PE Investment And Concession | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	1,861	851	1,207
Operating Segment | PE Investment And Concession | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	36,441	42,698	41,529
Operating Segment | PE Investment And Concession | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | PE Investment And Concession | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	301,345	252,969	249,085
Operating Segment | PE Investment And Concession | Services income
Segment Reporting Information [Line Items]
Revenues	87,063	69,273	80,668
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Finance revenues	11,938	1,402	1,478
Revenues	209,231	186,021	165,598
Interest expense	15,499	13,170	11,093
Costs of operating leases	20	18	18
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	2,050	1,786	2,236
Services Expense	131,543	136,118	110,106
Other (income) and expense	(5,158)	446	(4,633)
Selling, general and administrative expenses	26,037	22,582	18,670
Provision for credit losses, and write-downs of long-lived assets and securities	6,772	20,573	151
Total Segment Expenses	176,763	194,693	137,641
Equity in Net income (Loss) of equity method investments and others	83,304	3,749	10,115
Segment profits	115,772	(4,923)	38,072
Other significant non-cash items:
Depreciation and amortization	32,268	33,457	23,975
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	3,614	0	0
Expenditures for long-lived assets	59,772	50,720	54,959
Operating Segment | Environment and Energy | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	20,553	3,128	1,784
Operating Segment | Environment and Energy | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	89	79	79
Operating Segment | Environment and Energy | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Environment and Energy | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	3,311	3,307	3,771
Operating Segment | Environment and Energy | Services income
Segment Reporting Information [Line Items]
Revenues	173,340	178,105	158,486
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Finance revenues	141	280	300
Revenues	643,045	518,363	563,869
Interest expense	545	256	14
Costs of operating leases	0	0	0
Life insurance costs	480,603	384,910	433,827
Costs of Goods and Real Estate Sold	0	0	0
Services Expense	0	0	0
Other (income) and expense	(3)	(110)	98
Selling, general and administrative expenses	58,979	58,904	59,309
Provision for credit losses, and write-downs of long-lived assets and securities	30	4	(2)
Total Segment Expenses	540,154	443,964	493,246
Equity in Net income (Loss) of equity method investments and others	0	0	203
Segment profits	102,891	74,399	70,826
Other significant non-cash items:
Depreciation and amortization	20,121	24,219	17,138
Increase in policy liabilities and policy account balances	395,623	268,258	186,193
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	513	116	350
Operating Segment | Insurance | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Insurance | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Insurance | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	642,904	518,084	561,533
Operating Segment | Insurance | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Insurance | Services income
Segment Reporting Information [Line Items]
Revenues	0	(1)	2,036
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Finance revenues	78,903	60,290	80,653
Revenues	76,439	63,304	88,574
Interest expense	19,809	7,184	5,302
Costs of operating leases	0	0	0
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	0	0	0
Services Expense	7,399	7,590	6,254
Other (income) and expense	(89)	40	(306)
Selling, general and administrative expenses	23,854	20,822	32,886
Provision for credit losses, and write-downs of long-lived assets and securities	188	(176)	4,064
Total Segment Expenses	51,161	35,460	48,200
Equity in Net income (Loss) of equity method investments and others	1,934	1,447	56,979
Segment profits	27,212	29,291	97,353
Other significant non-cash items:
Depreciation and amortization	(766)	571	1,821
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	155	20	12
Operating Segment | Banking and credit | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	(5,348)	100	600
Operating Segment | Banking and credit | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Banking and credit | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Banking and credit | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Banking and credit | Services income
Segment Reporting Information [Line Items]
Revenues	2,884	2,914	7,321
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Finance revenues	3,853	5,769	7,769
Revenues	130,016	119,592	65,191
Interest expense	19,386	20,159	11,596
Costs of operating leases	46,309	40,986	18,853
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	1,120	864	96
Services Expense	8,268	6,724	1,783
Other (income) and expense	(1,527)	68	(3,600)
Selling, general and administrative expenses	15,328	11,967	10,345
Provision for credit losses, and write-downs of long-lived assets and securities	4	3	3
Total Segment Expenses	88,888	80,771	39,076
Equity in Net income (Loss) of equity method investments and others	25,480	28,599	18,251
Segment profits	66,608	67,420	44,366
Other significant non-cash items:
Depreciation and amortization	32,231	30,808	20,366
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	230,164	300,251	174,525
Operating Segment | Aircraft and Ships | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	272	(24)	(130)
Operating Segment | Aircraft and Ships | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	102,827	96,856	48,074
Operating Segment | Aircraft and Ships | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	1,093	852	97
Operating Segment | Aircraft and Ships | Services income
Segment Reporting Information [Line Items]
Revenues	21,971	16,139	9,381
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Finance revenues	106,559	102,627	112,545
Revenues	272,219	154,228	173,426
Interest expense	52,997	40,016	47,466
Costs of operating leases	2,851	1,496	547
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	1,659	307	310
Services Expense	1,947	2,823	4,331
Other (income) and expense	51,322	(3,382)	(2,078)
Selling, general and administrative expenses	123,875	95,406	85,483
Provision for credit losses, and write-downs of long-lived assets and securities	25,342	7,669	7,937
Total Segment Expenses	259,993	144,335	143,996
Equity in Net income (Loss) of equity method investments and others	(11,272)	30,022	(1,499)
Segment profits	954	39,915	27,931
Other significant non-cash items:
Depreciation and amortization	2,779	2,687	2,872
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	52,738	1,175	0
Expenditures for long-lived assets	4,328	2,326	184
Operating Segment | ORIX USA | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	89,425	119	6,446
Operating Segment | ORIX USA | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	2,670	861	1,225
Operating Segment | ORIX USA | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX USA | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	2,535	543	602
Operating Segment | ORIX USA | Services income
Segment Reporting Information [Line Items]
Revenues	71,030	50,078	52,608
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Finance revenues	3,360	4,077	2,409
Revenues	291,086	257,267	227,151
Interest expense	687	665	289
Costs of operating leases	0	0	0
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	0	0	0
Services Expense	72,084	66,446	54,224
Other (income) and expense	4,586	4,231	2,666
Selling, general and administrative expenses	157,595	138,859	130,496
Provision for credit losses, and write-downs of long-lived assets and securities	148	115	217
Total Segment Expenses	235,100	210,316	187,892
Equity in Net income (Loss) of equity method investments and others	7,065	(2,578)	2,379
Segment profits	63,051	44,373	41,638
Other significant non-cash items:
Depreciation and amortization	7,039	6,234	7,003
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	1,971	0
Expenditures for long-lived assets	655	1,143	388
Operating Segment | ORIX Europe | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	13,869	4,408	10,711
Operating Segment | ORIX Europe | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX Europe | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX Europe | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX Europe | Services income
Segment Reporting Information [Line Items]
Revenues	273,857	248,782	214,031
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Finance revenues	73,492	74,961	70,836
Revenues	243,414	236,220	225,293
Interest expense	38,177	41,761	35,737
Costs of operating leases	99,936	97,249	90,336
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	407	684	400
Services Expense	15,898	14,710	15,039
Other (income) and expense	(1,050)	(5,654)	(1,490)
Selling, general and administrative expenses	46,707	44,342	41,558
Provision for credit losses, and write-downs of long-lived assets and securities	7,169	9,983	8,027
Total Segment Expenses	207,244	203,075	189,607
Equity in Net income (Loss) of equity method investments and others	15,079	1,306	11,383
Segment profits	51,249	34,451	47,069
Other significant non-cash items:
Depreciation and amortization	97,337	93,705	87,422
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	3,750	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	187,015	177,320	171,184
Operating Segment | Asia and Australia | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	5,830	1,933	7,885
Operating Segment | Asia and Australia | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	139,189	135,169	122,624
Operating Segment | Asia and Australia | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Asia and Australia | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	482	751	425
Operating Segment | Asia and Australia | Services income
Segment Reporting Information [Line Items]
Revenues	¥ 24,421	¥ 23,406	¥ 23,523